UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10609

SMID-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

SMID-Cap Portfolio

March 31, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 93.8%

Security	Shares	Value

Aerospace & Defense — 1.5%
TransDigm Group, Inc.	461,877	$85,539,620

		$85,539,620

Auto Components — 2.1%
Gentex Corp.	3,836,820	$120,974,935

		$120,974,935

Banks — 5.0%
City National Corp.	1,696,415	$133,541,789
Cullen/Frost Bankers, Inc.	738,626	57,265,673
Umpqua Holdings Corp.	5,189,481	96,731,926

		$287,539,388

Capital Markets — 5.3%
Affiliated Managers Group, Inc.(1)	990,629	$198,175,332
SEI Investments Co.	3,200,241	107,560,100

		$305,735,432

Chemicals — 1.5%
Airgas, Inc.	794,223	$84,592,692

		$84,592,692

Commercial Services & Supplies — 1.3%
Copart, Inc.(1)	2,014,216	$73,297,320

		$73,297,320

Construction & Engineering — 1.0%
Jacobs Engineering Group, Inc.(1)	921,670	$58,526,045

		$58,526,045

Containers & Packaging — 1.9%
AptarGroup, Inc.	1,678,877	$110,973,770

		$110,973,770

Distributors — 3.2%
LKQ Corp.(1)	6,965,881	$183,550,964

		$183,550,964

Electrical Equipment — 3.7%
Acuity Brands, Inc.	1,168,746	$154,940,657

Security	Shares	Value

Electrical Equipment (continued)
AMETEK, Inc.	1,156,477	$59,547,001

		$214,487,658

Electronic Equipment, Instruments & Components — 1.5%
FLIR Systems, Inc.	2,338,787	$84,196,332

		$84,196,332

Energy Equipment & Services — 2.3%
Dril-Quip, Inc.(1)	511,168	$57,301,933
Oceaneering International, Inc.	1,027,403	73,829,180

		$131,131,113

Health Care Equipment & Supplies — 6.0%
DENTSPLY International, Inc.	3,678,207	$169,344,650
IDEXX Laboratories, Inc.(1)	707,305	85,866,827
Varian Medical Systems, Inc.(1)	1,049,453	88,143,558

		$343,355,035

Health Care Providers & Services — 2.8%
Henry Schein, Inc.(1)	1,338,712	$159,802,051

		$159,802,051

Household Products — 1.7%
Church & Dwight Co., Inc.	1,439,432	$99,421,568

		$99,421,568

Industrial Conglomerates — 2.3%
Carlisle Cos., Inc.	1,676,389	$133,004,703

		$133,004,703

Insurance — 7.8%
HCC Insurance Holdings, Inc.	4,111,726	$187,042,416
Markel Corp.(1)	440,902	262,821,682

		$449,864,098

IT Services — 3.6%
Gartner, Inc.(1)	1,008,077	$70,000,867
Jack Henry & Associates, Inc.	1,452,123	80,970,378
WEX, Inc.(1)	586,602	55,756,520

		$206,727,765

15	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Life Sciences Tools & Services — 3.6%
Bio-Rad Laboratories, Inc., Class A(1)	1,121,762	$143,720,148
Mettler-Toledo International, Inc.(1)	273,658	64,495,717

		$208,215,865

Machinery — 7.9%
CLARCOR, Inc.	1,762,919	$101,103,405
Donaldson Co., Inc.	1,664,189	70,561,614
Graco, Inc.	1,114,991	83,334,427
IDEX Corp.	1,920,653	139,996,397
Pall Corp.	687,594	61,519,035

		$456,514,878

Marine — 2.8%
Kirby Corp.(1)	1,616,912	$163,712,340

		$163,712,340

Media — 3.6%
Morningstar, Inc.	2,608,973	$206,161,046

		$206,161,046

Professional Services — 2.1%
Equifax, Inc.	1,800,285	$122,473,389

		$122,473,389

Real Estate Management & Development — 1.5%
Forest City Enterprises, Inc., Class A(1)	4,361,523	$83,305,089

		$83,305,089

Road & Rail — 1.6%
J.B. Hunt Transport Services, Inc.	1,260,216	$90,634,735

		$90,634,735

Software — 9.0%
ANSYS, Inc.(1)	1,795,186	$138,265,226
Blackbaud, Inc.	3,185,169	99,695,790
FactSet Research Systems, Inc.	796,405	85,860,423
Fair Isaac Corp.	2,201,304	121,776,137
Solera Holdings, Inc.	1,121,768	71,052,785

		$516,650,361

Specialty Retail — 6.1%
Aaron’s, Inc.	2,803,677	$84,783,192
CarMax, Inc.(1)	1,555,632	72,803,578

Security	Shares	Value

Specialty Retail (continued)
O’Reilly Automotive, Inc.(1)	289,866	$43,013,216
Sally Beauty Holdings, Inc.(1)	5,441,157	149,087,702

		$349,687,688

Textiles, Apparel & Luxury Goods — 1.1%
Columbia Sportswear Co.	786,626	$65,014,639

		$65,014,639

Total Common Stocks (identified cost $3,621,050,809)		$5,395,090,519

Short-Term Investments — 6.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$ 368,471	$368,470,808

Total Short-Term Investments (identified cost $368,470,808)		$368,470,808

Total Investments — 100.2% (identified cost $3,989,521,617)		$5,763,561,327

Other Assets, Less Liabilities — (0.2)%		$(9,220,402)

Net Assets — 100.0%		$5,754,340,925

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2014.

16	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	March 31, 2014
Unaffiliated investments, at value (identified cost, $3,621,050,809)	$5,395,090,519
Affiliated investment, at value (identified cost, $368,470,808)	368,470,808
Dividends receivable	1,969,988
Interest receivable from affiliated investment	42,561
Receivable for investments sold	28,860,259
Total assets	$5,794,434,135

Liabilities
Payable for investments purchased	$35,812,629
Payable to affiliates:
Investment adviser fee	4,115,378
Accrued expenses	165,203
Total liabilities	$40,093,210
Net Assets applicable to investors’ interest in Portfolio	$5,754,340,925

Sources of Net Assets
Investors’ capital	$3,980,301,215
Net unrealized appreciation	1,774,039,710
Total	$5,754,340,925

17	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended March 31, 2014
Dividends	$19,248,052
Interest allocated from affiliated investment	237,265
Expenses allocated from affiliated investment	(24,194)
Total investment income	$19,461,123

Expenses
Investment adviser fee	$23,484,540
Trustees’ fees and expenses	34,000
Custodian fee	438,571
Legal and accounting services	69,091
Miscellaneous	67,489
Total expenses	$24,093,691

Net investment loss	$(4,632,568)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$40,055,827
Investment transactions allocated from affiliated investment	2,639
Net realized gain	$40,058,466
Change in unrealized appreciation (depreciation) —
Investments	$340,566,998
Net change in unrealized appreciation (depreciation)	$340,566,998

Net realized and unrealized gain	$380,625,464

Net increase in net assets from operations	$375,992,896

18	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
From operations —
Net investment income (loss)	$(4,632,568)	$5,101,228
Net realized gain from investment transactions	40,058,466	37,674,854	(1)
Net change in unrealized appreciation (depreciation) from investments	340,566,998	1,009,849,280
Net increase in net assets from operations	$375,992,896	$1,052,625,362
Capital transactions —
Contributions	$397,730,967	$1,121,088,986
Withdrawals	(109,929,622)	(154,537,608)
Net increase in net assets from capital transactions	$287,801,345	$966,551,378

Net increase in net assets	$663,794,241	$2,019,176,740

Net Assets
At beginning of period	$5,090,546,684	$3,071,369,944
At end of period	$5,754,340,925	$5,090,546,684

(1)	Includes $15,891,640 of net realized gains from redemptions in-kind.

19	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2014

Supplementary Data

	Six Months Ended March 31, 2014 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.87	%(3)	0.89%	0.94%	0.95%	0.95%	0.96%
Net investment income (loss)	(0.17	)%(3)	0.12%	(0.14)%	(0.26)%	(0.36)%	(0.24)%
Portfolio Turnover	2	%(4)	9%	6%	19%	20%	33%

Total Return	7.31	%(4)	29.07%	29.50%	3.98%	12.05%	5.71%

Net assets, end of period (000’s omitted)	$5,754,341		$5,090,547	$3,071,370	$1,397,652	$574,748	$186,908

(1)

The investment adviser waived a portion of its investment adviser fee and/or subsidized certain operating expenses (equal to 0.04%, 0.12% and 0.18% of average daily net assets for the years ended September 30, 2011, 2010 and 2009, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver and/or subsidy, total return would be lower.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

20	See Notes to Financial Statements.

SMID-Cap Portfolio

March 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

SMID-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2014, Eaton Vance Atlanta Capital SMID-Cap Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of March 31, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

21

SMID-Cap Portfolio

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, 0.9375% on net assets of $500 million but less than $1 billion, 0.875% on net assets of $1 billion but less than $2.5 billion, 0.8125% on net assets of $2.5 billion but less than $5 billion and 0.75% on net assets of $5 billion and over, and is payable monthly. Pursuant to a fee reduction agreement effective May 1, 2014, the fee will be computed at an annual rate of 0.75% on net assets of $5 billion but less than $7.5 billion and 0.73% on net assets of $7.5 billion and over. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended March 31, 2014, the Portfolio’s investment adviser fee amounted to $23,484,540 or 0.85% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $330,554,081 and $112,439,244, respectively, for the six months ended March 31, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,993,987,161

Gross unrealized appreciation	$1,769,574,166
Gross unrealized depreciation	—

Net unrealized appreciation	$1,769,574,166

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2014.

22

SMID-Cap Portfolio

March 31, 2014

Notes to Financial Statements (Unaudited) — continued

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$5,395,090,519	*	$—	$—	$5,395,090,519
Short-Term Investments	—		368,470,808	—	368,470,808

Total Investments	$5,395,090,519		$368,470,808	$—	$5,763,561,327

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At March 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

23

Eaton Vance

Atlanta Capital SMID-Cap Fund

March 31, 2014

Officers and Trustees

Officers of Eaton Vance Atlanta Capital SMID-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of SMID-Cap Portfolio

Thomas E. Faust Jr.

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Atlanta Capital SMID-Cap Fund and SMID-Cap Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser of SMID-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of SMID-Cap Portfolio

Atlanta Capital Management Company, LLC

1075 Peachtree Street NE

Suite 2100

Atlanta, GA 30309

Administrator of Eaton Vance Atlanta Capital SMID-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

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7726 3.31.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	May 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 14, 2014

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	May 14, 2014